Pension and Other Postretirement Benefit Plans - Summary of Net Period Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					$ 0	$ 0
Interest cost	4,886	4,483	14,686	13,448	17,930	19,744	20,447
Expected return on plan assets	(5,909)	(5,908)	(17,959)	(17,726)	(23,635)	(24,323)	(23,820)
Amortization of prior service credit	(358)	(359)	(1,074)	(1,075)	(1,432)	(1,432)	(1,432)
Amortization of actuarial (gain) loss	1,290	1,846	3,690	5,537	7,383	4,269	2,195
Net periodic (credit) cost	(91)	62	(657)	184	246	(1,742)	(2,610)
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					0	0	1
Interest cost		10	2	30	42	91	176
Amortization of prior service credit		(3,087)		(9,261)	(12,348)	(11,397)	(11,397)
Amortization of actuarial (gain) loss	(33)	(477)	(99)	(1,439)	(3,932)	(1,929)	(745)
Net periodic (credit) cost	$ (33)	$ (3,554)	$ (97)	$ (10,670)	$ (16,238)	$ (13,235)	$ (11,965)